UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        February 6, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $189,585
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                TITLE
                                  OF                  VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE   COM   459200101         7,907   43,000   SH      SOLE                  43,000
CATERPILLAR TRACTOR CO           COM   149123101         7,570   83,555   SH      SOLE                  83,555
ROYAL DUTCH SHELL PLC - ADR A    ADR   780259206         6,914   94,600   SH      SOLE                  94,600
SCHLUMBERGER LTD                 COM   806857108         6,811   99,700   SH      SOLE                  99,700
PHILIP MORRIS INTERNATIONAL      COM   718172109         6,671   85,000   SH      SOLE                  85,000
PROCTER & GAMBLE CO              COM   742718109         6,117   91,700   SH      SOLE                  91,700
WAL-MART STORES                  COM   931142103         5,933   99,284   SH      SOLE                  99,284
ABBOTT LABS                      COM   002824100         5,882  104,600   SH      SOLE                 104,600
INTEL CORP                       COM   458140100         5,747  237,000   SH      SOLE                 237,000
PEPSICO INCORPORATED             COM   713448108         5,600   84,400   SH      SOLE                  84,400
UNION PACIFIC CORPORATION        COM   907818108         5,477   51,700   SH      SOLE                  51,700
AMERICAN EXPRESS COMPANY         COM   025816109         5,425  115,000   SH      SOLE                 115,000
EXXON MOBIL CORPORATION          COM   30231G102         5,289   62,400   SH      SOLE                  62,400
BERKSHIRE HATHAWAY               COM   084670108         5,049       44   SH      SOLE                      44
JM SMUCKER CO                    COM   832696405         4,933   63,100   SH      SOLE                  63,100
BHP BILLITON LTD - SPON ADR      ADR   088606108         4,834   68,440   SH      SOLE                  68,440
VISA INC/A                       COM   92826C839         4,295   42,300   SH      SOLE                  42,300
YUM BRANDS INC                   COM   988498101         4,196   71,100   SH      SOLE                  71,100
ORACLE CORP                      COM   68389X105         4,130  161,000   SH      SOLE                 161,000
GENERAL ELECTRIC COMPANY         COM   369604103         4,053  226,300   SH      SOLE                 226,300
LOWE'S CORP                      COM   548661107         3,959  156,000   SH      SOLE                 156,000
3M COMPANY                       COM   88579Y101         3,899   47,700   SH      SOLE                  47,700
ILLINOIS TOOL WORKS              COM   452308109         3,550   76,000   SH      SOLE                  76,000
HSBC HOLDINGS PLC-SPONS ADR      ADR   404280406         3,501   91,900   SH      SOLE                  91,900
MERCK & CO.                      COM   58933Y105         3,450   91,500   SH      SOLE                  91,500
PFIZER INC                       COM   717081103         3,369  155,700   SH      SOLE                 155,700
VERISK ANALYTICS INC - CLASS A   COM   92345Y106         3,247   80,900   SH      SOLE                  80,900
AMETEK INC                       COM   031100100         3,225   76,600   SH      SOLE                  76,600
CISCO SYSTEMS INC                COM   17275R102         3,133  173,300   SH      SOLE                 173,300
FRANKLIN RESOURCES               COM   354613101         3,084   32,100   SH      SOLE                  32,100
TARGET CORP                      COM   87612E106         3,042   59,400   SH      SOLE                  59,400
BP P.L.C.                        COM   055622104         2,969   69,466   SH      SOLE                  69,466
MEDCO HEALTH SOLUTIONS INC       COM   58405U102         2,633   47,100   SH      SOLE                  47,100
MEAD JOHNSON NUTRITION CO        COM   582839106         2,632   38,300   SH      SOLE                  38,300
EMERSON ELECTRIC CO              COM   291011104         2,548   54,700   SH      SOLE                  54,700
COVIDIEN LTD                     COM   G2554F113         2,548   56,600   SH      SOLE                  56,600
KOHL'S CORP                      COM   500255104         2,477   50,200   SH      SOLE                  50,200
PRAXAIR INC                      COM   74005P104         2,245   21,000   SH      SOLE                  21,000
ENSCO PLC                        COM   29358Q109         2,107   44,900   SH      SOLE                  44,900
ALERE INC                        COM   01449J105         2,083   90,200   SH      SOLE                  90,200
ECOLAB INC                       COM   278865100         1,999   34,582   SH      SOLE                  34,582
CME GROUP INC                    COM   12572Q105         1,998    8,200   SH      SOLE                   8,200
ENBRIDGE INC.                    COM   29250N105         1,960   52,400   SH      SOLE                  52,400
AVON PRODUCTS                    COM   054303102         1,936  110,800   SH      SOLE                 110,800
HEWLETT-PACKARD CO.              COM   428236103         1,775   68,900   SH      SOLE                  68,900
ITC HOLDINGS CORP                COM   465685105         1,730   22,800   SH      SOLE                  22,800
WEATHERFORD INTERNATIONAL        COM   H27013103         1,706  116,500   SH      SOLE                 116,500
HOSPIRA INC                      COM   441060100         1,613   53,100   SH      SOLE                  53,100
TEVA PHARMACEUTICAL INDUSTRIES   COM   881624209         1,215   30,100   SH      SOLE                  30,100
FLOWSERVE CORP                   COM   34354P105         1,122   11,300   SH      SOLE                  11,300


                               GRAND TOTALS            189,5853,906,471


